Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000258641 [Member] | Medplace Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000258641 [Member] | OneMain Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000258641 [Member] | ePlus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000258641 [Member] | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000258641 [Member] | Houlihan Lokey, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000258641 [Member] | Victory Capital Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000258641 [Member] | Addus HomeCare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000258641 [Member] | Colliers International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000258641 [Member] | Green Brick Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000258641 [Member] | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258641 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000258641 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000258641 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000258641 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000258641 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000258641 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000258641 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000258641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000258641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000258641 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000258641 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000258642 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000258642 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000258642 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000258642 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000258642 [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000258642 [Member] | Broadcom , Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000258642 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000258642 [Member] | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000258642 [Member] | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000258642 [Member] | United Rentals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000258642 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000258642 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000258642 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000258642 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000258642 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000258642 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000258642 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000258642 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000258642 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000236355 [Member] | OneMain Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236355 [Member] | Houlihan Lokey, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236355 [Member] | Victory Capital Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236355 [Member] | Medpace Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236355 [Member] | HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236355 [Member] | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236355 [Member] | Fortinet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236355 [Member] | TopBuild Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236355 [Member] | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236355 [Member] | Somnigroup International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236355 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000236355 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000236355 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000236355 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000236355 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000236355 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236355 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236355 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236355 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236355 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%